DEBT - Convertible Debentures (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) D $ / shares	Oct. 06, 2019 USD ($)	Oct. 02, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Deferred income tax expense through equity	$ (176,039)
Transaction costs	$ 3,036
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 46,000	$ 46,000
Borrowings, interest rate	4.65%
Conversion price | $ / shares	$ 5.00
Conversion rate	200
Consecutive trading days | D	20
Redemption percentage of conversion price	125.00%
Percentage of principal amount of debt redeemed	95.00%
Interest paid on debentures	$ 2,100
Converted debentures	$ 100